Others - Capital management , schedule of gearing ratios (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Others
Total liabilities	$ 38,875	$ 34,158
Total equity	$ 153,095	$ 147,015	$ 139,406	$ 181,964
Gearing ratio	0.25	0.23